SCHEDULE OF MINIMUM LEASE PAYMENTS (Details) - USD ($)	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
2023	$ 681,173
2024	879,958
2025	900,306
2026	921,161
2027	942,536
Thereafter	741,909
Total	5,067,043
Less interest	(715,703)
Present value of future minimum lease payments	4,351,340	$ 3,196,513
Less current obligations	(475,195)	(455,661)
Long term lease obligations	$ 3,876,145	$ 2,740,852